Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill
Goodwill

19.         Goodwill

	2021	2020
Interconexión Eléctrica S.A. E.S.P.	3,092,045	—
Oleoducto Central S.A.S.	683,496	683,496
Hocol Petroleum Ltd.	537,598	537,598
Invercolsa S.A.	434,357	434,357
Andean Chemical Ltd	127,812	127,812
Esenttia S.A.	108,137	108,137
	4,983,445	1,891,400
Less impairment Hocol Petroleum Ltd.	(297,121)	(297,121)
	4,686,324	1,594,279

As of December 31, 2021, and 2020, the Ecopetrol Business Group assessed the recoverability of the carrying value of goodwill generated in the acquisition of subsidiaries. The recoverable amount was determined based on the realization value less costs of disposal using the present value of future cash flows for each of the companies acquired with goodwill. The source of information used the financial projections of each company derived from the business plans approved by management, which were developed based on long-term macroeconomic factors such as price curves and margins and fundamental assumptions of supply and demand. As a result of the analysis, the Ecopetrol Business Group did not recognize any goodwill impairment for these periods.